Unit-Based Compensation (Details) - shares	Jun. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Unit-Based Compensation
Aggregate percentage of units outstanding		15.00%
Units authorized		1,748,264	1,748,264
Units issued		1,584,327	1,584,327
Units outstanding		1,584,327	1,584,327
Series C
Unit-Based Compensation
Aggregate percentage of units outstanding		15.00%
Units authorized		1,748,264	1,748,264
Units issued		1,584,327	1,584,327
Units outstanding		1,584,327	1,584,327
Accelerated vesting of units	248,260
Fully vested units	248,260